INVESTMENT IN GOLD	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Investment Holdings [Abstract]
Investment Holdings [Text Block]
3. INVESTMENT IN GOLD

The following represents the changes in ounces of gold and the respective fair value at July 31, 2015:

	Ounces	Fair Value

Beginning balance as of January 31, 2015	51,379	$64,750,586
Gold bullion contributed	8,962	10,368,432
Gold bullion distributed	(2,996)	(3,616,635)
Change in unrealized depreciation	-	(8,292,146)
Realized gain from gold distributed from in-kind	-	(222,753)
Ending balance as of July 31, 2015	57,345	$62,987,484

The following represents the changes in ounces of gold and the respective fair value at January 31, 2015:

	Ounces	Fair Value

Beginning balance as of May 6, 2014	1,000	$1,306,250
Gold bullion contributed	50,978	65,404,328
Gold bullion distributed	(599)	(777,674)
Change in unrealized depreciation	-	(1,188,296)
Realized gain from gold distributed from in-kind	-	5,978
Ending balance as of January 31, 2015	51,379	$64,750,586

3. INVESTMENT IN GOLD

The following represents the changes in ounces of gold and the respective fair value at January 31, 2015:

	Ounces	Fair Value

Beginning balance as of May 6, 2014	1,000	$1,306,250
Gold bullion contributed	50,978	65,404,328
Gold bullion distributed	(599)	(777,674)
Change in unrealized depreciation	—	(1,188,296)
Realized gain from gold distributed from in-kind	—	5,978

Ending balance as of January 31, 2015	51,379	$64,750,586